Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Derivative [Line Items]
Net realized gains/(losses)	$ 3.8	$ (3.2)
Change in net unrealized gains/(losses)	(0.3)	(1.3)
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	0.1	0.0
Change in net unrealized gains/(losses)	0.0	0.0
Forwards
Derivative [Line Items]
Net realized gains/(losses)	3.7	(3.2)
Change in net unrealized gains/(losses)	$ (0.3)	$ (1.3)